Note 8 - Capital Management - Components of Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Total equity	$ 78,808	$ 69,211	$ 59,317	$ 50,361